John Hancock Funds II

Multi-Asset Absolute Return Fund (formerly Global Absolute Return Strategies Fund) (the fund)

Supplement dated August 28, 2019 to the current Class A, Class C, Class I, Class R2, and Class R6 shares Prospectus (the prospectus), as may be supplemented

1. The Annual fund operating expenses table and the Expense example table under “Fees and expenses” in the “Fund summary” section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R2	R6
Management fee[1]	0.95	0.95	0.95	0.95	0.95
Distribution and service (Rule 12b-1) fees	0.30	1.00	0.00	0.25	0.00
Other expenses[2]
Service plan fee	0.00	0.00	0.00	0.25[3]	0.00
Additional other expenses	0.21	0.21	0.21	0.10	0.10
Total other expenses	0.21	0.21	0.21	0.35	0.10
Total annual fund operating expenses	1.46	2.16	1.16	1.55	1.05
Contractual expense reimbursement[4]	-0.01	-0.01	-0.01	-0.01	-0.01
Total annual fund operating expenses after expense reimbursements	1.45	2.15	1.15	1.54	1.04

1 “Management fee” has been restated to reflect the contractual management fee schedule effective August 28, 2019.

2 “Other expenses” have been restated to reflect current fees and assets.

3 “Service plan fee“ has been restated to reflect maximum allowable fees.

4 The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	A	C	I	R2	R6
		Sold	Not Sold
1 year	640	318	218	117	157	106
3 years	938	675	675	367	489	333
5 years	1,257	1,158	1,158	637	844	578
10 years	2,158	2,492	2,492	1,408	1,845	1,282

2. The following disclosure under the heading “A note on performance” in the “Fund summary” section is revised and restated as follows:

Prior to August 28, 2019, the fund was managed by a different subadvisor, and thus, the performance presented prior to August 28, 2019 should not be attributed to the current subadvisor, Nordea Investment Management North America, Inc. (NIMNAI). The fund’s performance shown below might have differed materially had NIMNAI managed the fund prior to August 28, 2019.

3. The footnote to the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is revised and restated as follows:

*Prior to August 28, 2019, the fund’s primary benchmark was the ICE Bank of America Merrill Lynch U.S. Dollar 6-Month Deposit Offered Rate Constant Maturity Index. Effective August 28, 2019, the fund’s primary benchmark index is the ICE Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index. The ICE Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index is better aligned with the fund’s investment strategy.

4. The following footnote is added to the management fee table under the heading “Management fee” in the “Fund details” section:

The fee schedule above became effective August 28, 2019.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Multi-Asset Absolute Return Fund (formerly Global Absolute Return Strategies Fund) (the fund)

Supplement dated August 28, 2019 to the current Class R4 and Class R5 shares Prospectus (the prospectus), as may be supplemented

1. The Annual fund operating expenses table and the Expense example table under “Fees and expenses” in the “Fund summary” section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R4	R5
Management fee[1]	0.95	0.95
Distribution and service (Rule 12b-1) fees	0.25	0.00
Other expenses[2]
Service plan fee	0.10	0.05
Additional other expenses	0.10	0.10
Total other expenses	0.20	0.15
Total annual fund operating expenses	1.40	1.10
Contractual expense reimbursement[3]	-0.01	-0.01
Total annual fund operating expenses after expense reimbursements	1.39	1.09

1 “Management fee” has been restated to reflect the contractual management fee schedule effective August 28, 2019.

2 “Other expenses,” such as expected transfer agency expenses, have been estimated for the first year of operations of the fund’s Class R4 and Class R5 shares. ”Other expenses” have also been restated to reflect current fees and assets.

3 The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	R4	R5

1 year	142	111
3 years	442	349
5 years	765	605
10 years	1,679	1,339

2. The following disclosure under the heading “A note on performance” in the “Fund summary” section is revised and restated as follows:

Prior to August 28, 2019, the fund was managed by a different subadvisor, and thus, the performance presented prior to August 28, 2019 should not be attributed to the current subadvisor, Nordea Investment Management North America, Inc. (NIMNAI). The fund’s performance shown below might have differed materially had NIMNAI managed the fund prior to August 28, 2019.

3. The footnote to the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is revised and restated as follows:

*Prior to August 28, 2019, the fund’s primary benchmark was the ICE Bank of America Merrill Lynch U.S. Dollar 6-Month Deposit Offered Rate Constant Maturity Index. Effective August 28, 2019, the fund’s primary benchmark index is the ICE Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index. The ICE Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index is better aligned with the fund’s investment strategy.

4. The following footnote is added to the management fee table under the heading “Management fee” in the “Fund details” section:

The fee schedule above became effective August 28, 2019.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Multi-Asset Absolute Return Fund (formerly Global Absolute Return Strategies Fund) (the fund)

Supplement dated August 28, 2019 to the current Class NAV share Prospectus (the prospectus), as may be supplemented

1. The Annual fund operating expenses table and the Expense example table under “Fees and expenses” in the “Fund summary” section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.95
Other expenses[2]	0.09
Total annual fund operating expenses	1.04
Contractual expense reimbursement[3]	-0.01
Total annual fund operating expenses after expense reimbursements	1.03

1 “Management fee” has been restated to reflect the contractual management fee schedule effective August 28, 2019.

2 “Other expenses” have been restated to reflect current fees and assets.

3 The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	NAV

1 year	105
3 years	330
5 years	573
10 years	1,270

2. The following disclosure under the heading “A note on performance” in the “Fund summary” section is revised and restated as follows:

Prior to August 28, 2019, the fund was managed by a different subadvisor, and thus, the performance presented prior to August 28, 2019 should not be attributed to the current subadvisor, Nordea Investment Management North America, Inc. (NIMNAI). The fund’s performance shown below might have differed materially had NIMNAI managed the fund prior to August 28, 2019.

3. The footnote to the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is revised and restated as follows:

*Prior to August 28, 2019, the fund’s primary benchmark was the ICE Bank of America Merrill Lynch U.S. Dollar 6-Month Deposit Offered Rate Constant Maturity Index. Effective August 28, 2019, the fund’s primary benchmark index is the ICE Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index. The ICE Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index is better aligned with the fund’s investment strategy.

4. The following footnote is added to the management fee table under the heading “Management fee” in the “Fund details” section:

The fee schedule above became effective August 28, 2019.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Multi-Asset Absolute Return Fund (formerly Global Absolute Return Strategies Fund) (the fund)

Supplement dated August 28, 2019 to the current Statement of Additional Information (the SAI), as may be supplemented

Effective immediately, Aymeric Forest is no longer the portfolio manager of the fund. Accordingly, all references to Mr. Forest are removed from the SAI.

Also, effective immediately, Dr. Asbjørn Trolle Hansen, Dr. Claus Vorm, and Mr. Kurt Kongsted are added as portfolio managers of the fund. Dr. Hansen, Dr. Vorm, and Mr. Kongsted are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

The following information revises and restates the information presented in Appendix B of the SAI regarding the fund’s portfolio managers.

PORTFOLIO MANAGER INFORMATION

NORDEA INVESTMENT MANAGEMENT NORTH AMERICA, INC. (“NIMNAI”)

Multi-Asset Absolute Return Fund

PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED

The following table shows the portfolio managers at NIMNAI who are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Fund	Portfolio Managers
Multi-Asset Absolute Return Fund	Dr. Asbjørn Trolle Hansen, Dr. Claus Vorm, and Mr. Kurt Kongsted

The following tables reflect information regarding other accounts for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the tables is each portfolio manager’s investments in the Fund and similarly managed accounts.

The following table reflects information as of July 31, 2019.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Asbjørn Trolle Hansen	0	$0	20	$26,665.62	9	$2,004.78
Claus Vorm	0	$0	28	$31,437.57	25	$8,303.98
Kurt Kongsted	0	$0	7	$15,739.77	8	$1,723.08

Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the Subadvisor receives a fee based on investment performance are listed in the table below.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Asbjørn Trolle Hansen	0	$0	0	$0	3	$480.27
Claus Vorm	0	$0	0	$0	3	$480.27
Kurt Kongsted	0	$0	0	$0	3	$480.27

Ownership of the Fund and Similarly Managed Accounts

The following table shows the dollar range of Fund shares and shares of similarly managed accounts beneficially owned by the portfolio managers listed above as of July 31, 2019. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the Fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the Fund. Each portfolio manager’s ownership of Fund shares is stated in the footnote that follows the table.

Portfolio Manager	Dollar Range of Shares Owned[1]
Dr. Hansen	Over $1,000,000
Dr. Vorm	$500,001 - $1,000,000
Mr. Kongsted	$10,001 - $50,000

1 As of July 31, 2019, Dr. Hansen, Dr. Vorm, and Mr. Kongsted did not beneficially own any shares of the fund.

POTENTIAL CONFLICTS OF INTEREST

Like other Investment Firms with multiple clients, NIMNAI may face certain potential conflicts of interest in connection with managing accounts.

NIMNAI manages multiple Accounts that have investment objectives that are the same or similar to the Funds and that may seek to invest for multiple Accounts or may sell investments in the same securities. This creates potential conflicts, particularly in circumstances where the availability or liquidity of such investment opportunities is limited.

To address these potential conflicts, NIMNAI has developed allocation policies and procedures which provides that NIMNAI personnel making portfolio decisions for Accounts will make investment decisions for, and allocate investment opportunities among, such Accounts consistent with its fiduciary obligations.

Personal accounts may give rise to conflicts of interest. NIMNAI and its employees will, from time to time, for their own investment accounts, purchase, sell, hold or own securities or other assets under conditions where it has been determined that such trades would not adversely impact client accounts. NIMNAI has a Code of Ethics and Board Directive on Personal Account Trading which regulates trading in such accounts; requirements include regular reporting and preclearance of transactions. Compliance reviews personal trading activity regularly.

COMPENSATION

Investment professionals at NIMNAI are compensated by a fixed base salary plus variable remuneration. NIMNAIgenerally uses a very competitive salary structure to attract and retain talented investment professionals.

NIMNAI’s remuneration structure comprises of fixed and variable remuneration. The fixed and variable components of total compensation are balanced and in accordance with local regulations. Ratio between fixed remuneration and variable remuneration varies for different categories of employees and local market practice is taken into consideration. All variable remuneration schemes are for a limited period. For the variable remuneration for investment professionals, investment performance is based on a 3-year average assessed on a yearly basis.

Employees that are identified staff (i.e., professionals whose activities have a material impact on an institution’s risk profile) are subject to deferral of their variable remuneration in accordance with the local regulations. Investment professionals identified as risk takers are considered as identified staff and will therefore be subject to the deferral scheme.

Performance targets for variable pay are typically based on investment performance based on a 3-year average (excess return to relevant benchmark) assessed on a yearly basis1, financial criteria like income, and individual assessment of risk & compliance, values, personal development and leadership.

Employees that are identified staff (i.e., professionals whose activities have a material impact on an institution’s risk profile) are subject to deferral and clawback of their variable remuneration in accordance with the local regulations. Investment professionals identified as risk takers are considered as identified staff and will therefore be subject to the deferral scheme.

Portfolio managers of NIMNAI’s internal boutiques (including the Multi Assets team) are encouraged and allowed to invest in their own strategies as long as they comply with the NIMNAI’s Code of Conduct.

[1]	The investment performance based on a 3-year average is part of the variable pay scorecard and is based on an assessment of the performance of all the funds that is part of the Portfolio Manager’s responsibility.

You should read this supplement in conjunction with the SAI and retain it for future reference.